Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Interest bearing	$ 52,778		$ 34,440
Non-interest bearing	72,403		58,467
Payables after notice	223,809		180,343
Payable on a fixed date	311,610		294,893
Total	660,600	$ 653,710	568,143
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	39,943		27,338
Non-interest bearing	62,427		49,911
Payables after notice	107,555		90,630
Payable on a fixed date	201,878		181,835
Total	411,803		349,714
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	11,254		6,043
Non-interest bearing	9,935		8,531
Payables after notice	114,926		88,604
Payable on a fixed date	77,713		86,368
Total	213,828		189,546
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,581		1,059
Non-interest bearing	41		25
Payables after notice	1,328		1,109
Payable on a fixed date	32,019		26,690
Total	34,969		28,883
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,245		1,996
Non-interest bearing	1,773		1,530
Payables after notice	1,240		1,017
Payable on a fixed date	35,641		19,273
Total	41,899		23,816
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	45,320		29,083
Non-interest bearing	41,901		33,853
Payables after notice	115,048		85,022
Payable on a fixed date	195,436		195,199
Total	397,705		343,157
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,213		3,361
Non-interest bearing	28,729		23,084
Payables after notice	107,521		94,304
Payable on a fixed date	80,533		80,421
Total	$ 220,996		$ 201,170